Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Disclosure of accounting judgments and estimates [Abstract]
Significant judgments, estimates and assumptions	Significant judgments, estimates and assumptions
The preparation of the financial statements of the Company and its subsidiaries requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the financial statement date. Actual results may differ from these estimates.
The judgements, estimates and assumptions are frequently revised, and any effects are recognized in the revision period and in any future affected periods. The objective of these revisions is to mitigate the risk of material differences between estimated and actual results in the future. Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date are described as follows.
Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date are presented in each of the notes along the financial statements. General assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date, not related to subjects treated in specific notes, are presented as follows.
3.1.    Incremental borrowing rate estimate on leases
The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to obtain a borrowing over a similar term, and with a similar security, for acquire an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).